Schedule of disaggregation of revenue (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross revenue	$ 763,844	$ 1,854,776	$ 3,100,812
Net revenue	757,159	1,849,509	3,090,361
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Installation fees	419,839	559,265	596,415
Onboarding fees			6,407
Subscription fees	230,374	263,536	1,168,388
Campaign fees	5,400	300,000
Server costs	28,964	73,463	147,120
Source code revenue		645,171	1,150,093
Content Production	72,500
Revenue	757,077	1,841,435	3,068,423
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Miscellaneous income	6,767	13,341	32,389
Gross revenue	763,844	1,854,776	3,100,812
Discounts	(6,685)	(5,267)	(10,451)
Net revenue	$ 757,159	$ 1,849,509	$ 3,090,361